!)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.1%
	U.S. TREASURY BILLS — 85.1%
23,000,000	United States Treasury Bill(a) (f)			3.1950	07/07/26	$ 22,986,261
17,000,000	United States Treasury Bill(a) (f)			3.4600	07/14/26	16,978,038
17,000,000	United States Treasury Bill(a)			3.4800	07/21/26	16,966,035
21,000,000	United States Treasury Bill(a) (f)			3.5590	07/28/26	20,943,012
28,000,000	United States Treasury Bill(a) (f)			3.5710	08/04/26	27,904,833
18,000,000	United States Treasury Bill(a) (f)			3.5900	08/11/26	17,925,949
18,000,000	United States Treasury Bill(a) (f)			3.6530	08/18/26	17,912,880
24,000,000	United States Treasury Bill(a) (f)			3.6640	08/25/26	23,866,167
24,000,000	United States Treasury Bill(a) (f)			3.6440	09/01/26	23,850,167
20,000,000	United States Treasury Bill(a) (f)			3.7020	09/15/26	19,846,237
24,000,000	United States Treasury Bill(a)			3.6700	09/22/26	23,798,908
20,000,000	United States Treasury Bill(a)			3.6800	09/29/26	19,818,140
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $252,801,226)					252,796,627

Shares						Fair Value
	SHORT-TERM INVESTMENT — 11.9%
	MONEY MARKET FUND - 11.9%
35,377,458	Dreyfus Government Cash Management, Institutional Class, 3.52% (Cost $35,377,458) (b) (f)					35,377,458

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
3,105	S&P 500 INDEX	FCS	07/02/2026	$ 6,700	$ 2,328,551,280	$ 38,813
3,105	S&P 500 INDEX	FCS	07/02/2026	6,710	2,328,551,280	38,813
	TOTAL PUT OPTIONS PURCHASED (Cost - $395,603)					77,626

	TOTAL INDEX OPTIONS PURCHASED (Cost - $395,603)					77,626

	TOTAL INVESTMENTS – 97.0% (Cost $288,574,287)					$ 288,251,711
	PUT OPTIONS WRITTEN - (0.0)%(e) (Proceeds received - $540,679)					(93,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%					9,142,940
	NET ASSETS - 100.0%					$ 297,301,501

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)%(e)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
3,105	S&P 500 INDEX	FCS	07/02/2026	$ 6,800	$ 2,328,551,280	$ 46,575
3,105	S&P 500 INDEX	FCS	07/02/2026	6,810	2,328,551,280	46,575
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $540,679)					93,150

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $540,679)					$ 93,150

FCS	StoneX Group, Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,259,821.